financial instruments - Credit risk (Details) - CAD ($) $ in Millions	Dec. 31, 2021	Dec. 31, 2020
Credit risk
Maximum exposure (excluding income tax effects) to credit risk	$ 4,737	$ 4,313
Cash and temporary investments, net
Credit risk
Maximum exposure (excluding income tax effects) to credit risk	723	848
Customer accounts receivable
Credit risk
Maximum exposure (excluding income tax effects) to credit risk	3,216	2,716
Contract assets
Credit risk
Maximum exposure (excluding income tax effects) to credit risk	709	707
Derivatives
Credit risk
Maximum exposure (excluding income tax effects) to credit risk	$ 89	$ 42